Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net Income (Loss)	$ 31,928	$ 9,071	$ (3,971)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Depreciation	40,343	40,131	40,051
Impairment charge (note 5)		13,645	17,082
Amortization of deferred financing costs (note 9)	1,250	1,101	1,106
Change in fair value of certain derivative instruments (note 14)	(9,725)	881	15,322
Amortization of intangible liability	(2,119)	(2,119)	(2,119)
Settlements of hedges which do not qualify for hedge accounting (note 14)	18,402	19,393	16,727
Share based compensation (note 15)	460	565	980
(Increase) decrease in receivables and other assets	(810)	(6,952)	1,020
Increase (decrease) in accounts payable and other liabilities	3,958	(823)	(992)
Unrealized foreign exchange loss (gain)	11	(21)	(15)
Net Cash Provided by Operating Activities	83,698	74,872	85,191
Cash Flows from Investing Activities
Settlements of hedges which do not qualify for hedge accounting (note 14)	(18,402)	(19,393)	(16,727)
Cash paid for other fixed assets		(59)	(12)
Cash paid for intangible assets		(97)
Acquisition of vessel purchase options (note 5)			(13,645)
Cash paid for purchase of vessels, vessel prepayments and vessel deposits			(1,670)
Costs relating to drydockings	(5,914)	(7,705)	(164)
Net Cash Used in Investing Activities	(24,316)	(27,254)	(32,218)
Cash Flows from Financing Activities
Repayments of debt	(57,936)	(49,157)	(55,423)
Issuance costs of debt	(1,115)	(1,007)
Variation in restricted cash (note 13)	3,024
Repayment of preferred shares (note 13)	(3,024)
Net Cash Used in Financing Activities	(59,051)	(50,164)	(55,423)
Net Increase(Decrease) in Cash and Cash Equivalents	331	(2,546)	(2,450)
Cash and Cash Equivalents at start of Year	25,814	28,360	30,810
Cash and Cash Equivalents at end of Year	26,145	25,814	28,360
Supplemental Information
Total interest paid	20,105	19,518	22,368
Total income tax paid	$ 69	$ 144	$ 210